SHAREHOLDERS' EQUITY (Details) $ / shares in Units, $ in Millions		1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 10, 2020 USD ($) $ / shares shares	Jan. 31, 2021 USD ($)	Mar. 31, 2021 vote shares	Dec. 31, 2020 Vote shares	Apr. 16, 2020 shares	Apr. 15, 2020 shares	Dec. 31, 2019 shares
Vimeo Inc.
Shareholders' Equity [Line Items]
Common stock authorized (in shares)					150,000,000	75,000,000
Sale of Equity Capital | Vimeo Inc.
Shareholders' Equity [Line Items]
Proceeds raised from sale of equity capital | $	$ 150,000	$ 300
Number of shares issued in sale of equity capital (in shares)	8,700,000
Price per share of stock issued in sale of equity capital (in dollars per share) | $ / shares	$ 17.33
Enterprise valuation of Vimeo | $	$ 2,750
Common Class A [Member]
Shareholders' Equity [Line Items]
Votes per each share of stock			1	1
Common stock authorized (in shares)			1,600,000,000	1,600,000,000
Common Class A [Member] | Vimeo Inc.
Shareholders' Equity [Line Items]
Votes per each share of stock			1	1
Common stock authorized (in shares)			150,000,000	150,000,000	150,000,000	75,000,000	75,000,000
Common Class B [Member]
Shareholders' Equity [Line Items]
Votes per each share of stock			10	10
Common stock authorized (in shares)			400,000,000	400,000,000
Common Class B [Member] | Vimeo Inc.
Shareholders' Equity [Line Items]
Common stock authorized (in shares)			150,000,000	150,000,000	150,000,000	75,000,000	75,000,000
IAC | Vimeo Inc.
Shareholders' Equity [Line Items]
Ownership percentage			88.00%	93.20%
IAC | Common Class A [Member] | Vimeo Inc.
Shareholders' Equity [Line Items]
Ownership percentage			81.00%	89.70%
IAC | Common Class B [Member] | Vimeo Inc.
Shareholders' Equity [Line Items]
Ownership percentage			97.60%	97.60%